COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION	12 Months Ended
Dec. 31, 2024
Common Stock Subject To Possible Redemption
COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

NOTE 6 – COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

The Company’s Common Stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Common Stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

The following is a reconciliation of the Company’s Common Stock subject to possible redemption as of December 31, 2024 and 2023.

Common Shares Subject to Possible Redemption

Balance, December 31, 2022	$19,571,562
Deposits to Trust Account	1,070,000
Remeasurement of common stock subject to possible redemption	755,103
Taxes withdrawn from Trust Account	(898,940)
Redemption of common stock	(8,044,313)
Balance, December 31, 2023	12,453,412
Deposits to Trust Account	485,000
Redemption of common stock	(10,168,702)
Taxes withdrawn from Trust Account	(40,050)
Remeasurement of common stock subject to possible redemption	415,047
Amount owed to Trust Account in connection with over withdrawal	97,434
Balance, December 31, 2024	$3,242,141